Capital Stock and Warrants: Authorized (Policies)	12 Months Ended	18 Months Ended
	Jun. 30, 2012	Dec. 31, 2012
Authorized:
Authorized	Authorized The total authorized capital is 200,000,000 common shares with a par value of $0.001 per common share.

Authorized

The total authorized capital is as follows:

•	300,000,000 common shares with a par value of $0.001 per common share; and

•	10,000,000 preferred shares with a par value of $0.001 per preferred share.